CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) AND REDEEMABLE NONCONTROLLING INTERESTS - USD ($) $ in Millions	Total	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Other Comprehensive Income (Loss)	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Other Comprehensive Income (Loss) Activity Prior To Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Other Comprehensive Income (Loss) Activity in Connection with Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Members' Equity (Deficit)	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Members' Equity (Deficit) Activity Prior To Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Members' Equity (Deficit) Activity in Connection with Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Deficit	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Deficit Activity Prior To Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Deficit Activity in Connection with Reorganization Transactions and IPO	Foundation Technology Worldwide L L C Prior To Reorganization Transactions Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	McAfee Corp. Stockholders' Equity	McAfee Corp. Stockholders' Equity Activity Prior To Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Redeemable Noncontrolling Interests	McAfee Corp. Stockholders' Equity Redeemable Noncontrolling Interests Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Cumulative Effect, Period of Adoption, Adjustment	McAfee Corp. Stockholders' Equity Accumulated Other Comprehensive Income (Loss)	McAfee Corp. Stockholders' Equity Accumulated Other Comprehensive Income (Loss) Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Accumulated Deficit	McAfee Corp. Stockholders' Equity Common Stock Class A Common Stock	McAfee Corp. Stockholders' Equity Common Stock Class A Common Stock Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Common Stock Class B Common Stock	McAfee Corp. Stockholders' Equity Common Stock Class B Common Stock Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Additional Paid-in Capital	McAfee Corp. Stockholders' Equity Additional Paid-in Capital Activity in Connection with Reorganization Transactions and IPO	McAfee Corp. Stockholders' Equity Total Parent Entity Deficit	McAfee Corp. Stockholders' Equity Total Parent Entity Deficit Activity in Connection with Reorganization Transactions and IPO
Balance at Dec. 30, 2017					$ 663			$ (607)			$ (29)	$ 56					$ (29)
Accounting Standards Update Extensible List												ASC Topic 606
Other comprehensive income (loss), net of tax		$ 2										$ 2
Equity-based awards expense, net of equity withheld to cover taxes					19							19
Unit repurchases					(7)							(7)
Net income (loss)	$ (512)							(512)				(512)
Balance at Dec. 29, 2018		2			675			(1,148)			$ (1)	$ (471)					$ (1)
Accounting Standards Update Extensible List												ASC Topic 842
Distributions to Members					(1,338)							$ (1,338)
Other comprehensive income (loss), net of tax		(64)										(64)
Equity-based awards expense, net of equity withheld to cover taxes					17							17
Unit issuances					1							1
Unit repurchases					(2)							(2)
Net income (loss)	(236)							(236)				(236)
Balance at Dec. 28, 2019		(62)			(647)			(1,385)				(2,094)
Balance at Dec. 28, 2019	(2,094)
Distributions to Members						$ (276)							$ (276)
Other comprehensive income (loss), net of tax			$ (71)										(71)
Equity-based awards expense, net of equity withheld to cover taxes						24							24
Unit issuances						2							2
Unit repurchases						(10)							(10)
Reclassification of redeemable units (Note 7)						(41)							(41)
Reclassification of redeemable units (Note 7)						41							41
Net income (loss)									$ 26				26
Other						$ 2							$ 2
Impact of reorganization transactions				$ 133			$ 905			$ 1,359									$ (133)							$ (2,264)		$ (2,397)
Issuance of Class A common stock, net of costs, Shares																						126,314,024
Issuance of Class B common stock, Shares																								268,779,392
Initial effect of the Reorganization Transactions and IPO on redeemable noncontrolling interests																$ (1,052)			$ 84							968		1,052
Proceeds from IPO on sale of Class A shares														$ 586												586		586
Proceeds from IPO on sale of Class A shares, Shares																						30,982,558
Purchase of FTW LLC units														(33)												(33)		(33)
Purchase of FTW LLC Units, Shares																								(1,714,265)
IPO costs capitalized														(11)												(11)		(11)
Deferred tax adjustment														$ 148												$ 148		$ 148
Balance subsequent to Reorganization Transactions and IPO at Oct. 21, 2020												(1,707)						$ (49)							$ (606)		$ (655)
Balance subsequent to Reorganization Transactions and IPO, Shares at Oct. 21, 2020																					157,296,582		267,065,127
Temporary equity, Balance subsequent to Reorganization Transactions and IPO at Oct. 21, 2020															$ (1,052)
Balance at Dec. 28, 2019		$ (62)			$ (647)			$ (1,385)				(2,094)
Dividend declared	(14)
Net income (loss)	(289)
Balance at Dec. 26, 2020	(6,640)											(1,800)						(45)		$ (118)					(6,477)		(6,640)
Balance, Shares at Dec. 26, 2020																					161,267,412		267,065,127
Temporary equity, Balance at Dec. 26, 2020	4,840														4,840
Distributions to RNCI												(24)
Temporary equity, Distributions to RNCI															(24)
Other comprehensive income (loss), net of tax												12						4									4
Temporary equity, Other comprehensive income (loss), net of tax															8
Dividend declared												(14)													(14)		(14)
Stock compensation expense, net of withholding to cover taxes												261													261		261
Stock compensation expense, net of withholding to cover taxes, Shares																					3,970,830
Net income (loss)												(315)								(118)							(118)
Temporary equity, Net income (loss)															(197)
Other												(13)													(13)		(13)
Impact of change in ownership in RNCI																									(174)		(174)
Fair value adjustment for RNCI																									(5,931)		(5,931)
Temporary equity, Impact of change in ownership in RNCI															174
Temporary equity, Fair value adjustment for RNCI															5,931
Balance at Dec. 26, 2020	(6,640)											$ (1,800)						$ (45)		$ (118)					$ (6,477)		$ (6,640)
Balance, Shares at Dec. 26, 2020																					161,267,412		267,065,127
Temporary equity, Balance at Dec. 26, 2020	$ 4,840														$ 4,840